Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Value and Estimated Fair Value of Financial Instruments
Carrying value and estimated fair value of financial instruments

			December 31, 2025		December 31, 2024
	Classification	Fair value hierarchy	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets

Cash	Amortized cost	n/a	1,228,614	1,228,614	19,997	19,997

Accounts receivable	Amortized cost	n/a	137,474	137,474	120,616	120,616

Long-term asset	FVTPL (1)	3	8,407	8,407	8,000	8,000

Optional redemption	FVTPL (1)	3	3,656	3,656	—	—

Cross-currency swap	FVTOCI (2)	2	1,298	1,298	—	—

Cross-currency swap	FVTPL (1)	2	2,199	2,199	—	—

Financial liabilities

Accounts payable and accrued liabilities	Amortized cost	n/a	339,276	339,276	306,942	306,942

Dividends payable	Amortized cost	n/a	3,168	3,168	2,283	2,283

Long-term debt	Amortized cost	n/a	360,783	359,736	507,283	499,427

Senior unsecured notes	Amortized cost	n/a	577,143	589,996	—	—

Cross-currency swap	FVTPL (1)	2	4,667	4,667	—	—
(1) Fair Value Through Profit or Loss
(2) Fair Value Through Other Comprehensive Income

Summary of Fair value adjustments
Fair value adjustments

	Year ended December 31,
	2025	2024
Fair value loss on cross-currency swap	2,468	—

Fair value loss on optional redemption	1,387	—

Contingent consideration	(406)	(952)

Total fair value adjustments	$3,449	$(952)

Summary of Promissory Notes

Promissory notes As at	December 31, 2025	December 31, 2024
Promissory note at 5.0% due September 29, 2027	$108,000	$108,000

Promissory note at 5.75% due January 1, 2030	41,800	41,800

Promissory note at 9.22% due January 1, 2029	61,800	61,800

Promissory note at 4.3% due December 30, 2030	70,000	70,000

Promissory note at 6.2% due September 4, 2033	275,000	—

	$556,600	$281,600

Summary of Aging of Accounts Receivable

Aging of accounts receivable As at	December 31, 2025	December 31, 2024
Neither impaired nor past due	$134,579	$117,800
Past due:
Over 90 days	6,851	7,654
	$141,430	$125,454
Allowance for doubtful accounts	(3,956)	(4,838)
Accounts receivable	$137,474	$120,616

Summary of Allowance For Doubtful Accounts

Allowance for doubtful accounts As at	December 31, 2025	December 31, 2024
Balance, beginning of year	$4,838	$3,514

(Decrease) increase in the allowance (net of recoveries and amounts written off)	(882)	1,324
Balance, end of year	$3,956	$4,838

Summary of Maturity Analysis For Financial Liabilities
The Company manages liquidity risk through the continuous monitoring of forecasted and actual cash flows and by maintaining access to various sources of capital. The following table details the Company’s remaining undiscounted contractual maturities for its financial liabilities:

	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	After 5 years
Accounts payable and accrued liabilities	$339,276	$339,276	$—	$—	$—	$—	$—

Long-term debt	362,358	9,138	127,143	77	—	226,000	—

Senior unsecured notes	583,680	—	—	—	—	383,040	200,640

Lease liabilities	995,286	168,790	157,233	136,063	111,220	88,109	333,871

	$2,280,600	$517,204	$284,376	$136,140	$111,220	$697,149	$534,511